41. Condensed Unconsolidated Financial Information of Companhia Paranaense de Energia - Copel (Details 1) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operational expenses / income
General and administrative expenses	R$ (723,534)	R$ (685,675)	R$ (741,145)
Other operational income	(302,690)	(464,316)	(53,638)
Equity in earnings of investees	135,888	101,739	166,411
Total operational expenses / income	(1,039,045)	(1,217,302)	(878,820)
PROFIT BEFORE FINANCIAL RESULTS AND TAXES	2,394,047	2,141,381	1,988,818
Financial income	813,915	699,310	903,936
Financial expenses	(1,251,965)	(1,447,750)	(1,498,592)
Total financial results	(438,050)	(748,440)	(594,656)
OPERATING PROFIT	1,955,997	1,392,941	1,394,162
INCOME TAX AND SOCIAL CONTRIBUTION, Current	(580,065)	(379,943)	(589,322)
INCOME TAX AND SOCIAL CONTRIBUTION, Deferred	68,072	105,257	69,632
INCOME TAX AND SOCIAL CONTRIBUTION	(511,993)	(274,686)	(519,690)
NET INCOME	R$ 1,444,004	R$ 1,118,255	R$ 874,472
BASIC AND DILUTED NET EARNING PER SHARE ATTRIBUTED TO PARENT COMPANY SHAREHOLDERS - EXPRESSED IN BRAZILIAN REAIS
Ordinary shares	R$ 4.91091	R$ 3.60754	R$ 3.12641
Class "A" Preferred
BASIC AND DILUTED NET EARNING PER SHARE ATTRIBUTED TO PARENT COMPANY SHAREHOLDERS - EXPRESSED IN BRAZILIAN REAIS
Ordinary shares	5.40201	3.96830	3.43906
Class "B" Preferred
BASIC AND DILUTED NET EARNING PER SHARE ATTRIBUTED TO PARENT COMPANY SHAREHOLDERS - EXPRESSED IN BRAZILIAN REAIS
Ordinary shares	R$ 5.40201	R$ 3.96830	R$ 3.43906
Companhia Paranaense de Energia - Copel
Operational expenses / income
General and administrative expenses	R$ (67,292)	R$ (59,601)	R$ (107,761)
Other operational income	11,696	(68,788)	231,651
Equity in earnings of investees	353,375	1,291,434	839,853
Total operational expenses / income	1,300,779	1,163,045	963,743
PROFIT BEFORE FINANCIAL RESULTS AND TAXES	1,300,779	1,163,045	963,743
Financial income	301,729	181,312	321,056
Financial expenses	(238,355)	(327,855)	(334,113)
Total financial results	63,374	(146,543)	(13,057)
OPERATING PROFIT	1,364,153	1,016,502	950,686
INCOME TAX AND SOCIAL CONTRIBUTION, Current	(2,083)	(36,803)	(4,882)
INCOME TAX AND SOCIAL CONTRIBUTION, Deferred	44,993	53,927	(50,032)
INCOME TAX AND SOCIAL CONTRIBUTION	42,910	17,124	54,914
NET INCOME	R$ 1,407,063	R$ 1,033,626	R$ 895,772
BASIC AND DILUTED NET EARNING PER SHARE ATTRIBUTED TO PARENT COMPANY SHAREHOLDERS - EXPRESSED IN BRAZILIAN REAIS
Ordinary shares	R$ 5.40201	R$ 3.96830	R$ 3.43906
Companhia Paranaense de Energia - Copel | Class "A" Preferred
BASIC AND DILUTED NET EARNING PER SHARE ATTRIBUTED TO PARENT COMPANY SHAREHOLDERS - EXPRESSED IN BRAZILIAN REAIS
Ordinary shares	5.40201	3.96830	3.43906
Companhia Paranaense de Energia - Copel | Class "B" Preferred
BASIC AND DILUTED NET EARNING PER SHARE ATTRIBUTED TO PARENT COMPANY SHAREHOLDERS - EXPRESSED IN BRAZILIAN REAIS
Ordinary shares	R$ 4.91091	R$ 3.60754	R$ 3.12641